Reinsurance	12 Months Ended
Dec. 31, 2022
Reinsurance Disclosures [Abstract]
Reinsurance	REINSURANCE
The Company participates in reinsurance with its affiliates Prudential Arizona Reinsurance Captive Company (“PARCC”), Prudential Arizona Reinsurance Term Company (“PAR Term”), Prudential Arizona Reinsurance Universal Company (“PAR U”), Prudential Term Reinsurance Company (“Term Re”) and Dryden Arizona Reinsurance Term Company (“DART”), its parent companies, Pruco Life and Prudential Insurance, as well as third parties. The reinsurance agreements provide risk diversification and additional capacity for future growth, limit the maximum net loss potential, manage statutory capital, and facilitate the Company's capital market hedging program. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.
Reserves related to reinsured long-duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers for long-duration reinsurance arrangements are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. Reinsurance policy charges and fee income ceded for universal life and variable annuity products are accounted for as a reduction of policy charges and fee income. Reinsurance premiums ceded for term insurance products are accounted for as a reduction of premiums.
Change in value of market risk benefits, net of related hedging gain (loss) include the impact of reinsurance agreements, particularly reinsurance agreements involving living benefit guarantees. The Company has entered into a reinsurance agreement to transfer the risk related to living benefit guarantees on variable annuities to Prudential Insurance. These reinsurance agreements are market risk benefits and have been accounted for in the same manner. See Note 4 for additional information related to the accounting for market risk benefits.
Reinsurance amounts included in the Company’s Statements of Financial Position as of December 31, were as follows:

	2022	2021
	(in thousands)
Reinsurance recoverables(1)	$3,098,248	$3,175,195
Policy loans	(22,999)	(22,028)
Deferred policy acquisition costs(1)	(646,737)	(691,795)
Deferred sales inducements(1)	(38,146)	(41,346)
Market risk benefit assets(1)	478,439	868,810
Other assets(1)	42,265	44,226
Market risk benefit liabilities(1)	80,185	71,896
Other liabilities(1)	115,351	147,160
(1)Amounts adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.

Reinsurance recoverables by counterparty as of December 31, were as follows:

	2022	2021
	(in thousands)
Prudential Insurance(1)	$456,633	$484,807
PAR U(1)	1,575,260	1,385,187
PARCC(1)	464,142	510,618
PAR Term(1)	258,169	329,514
Term Re(1)	232,796	313,481
DART(1)	73,702	105,596
Pruco Life(1)	34,720	40,804
Unaffiliated	2,826	5,188
Total reinsurance recoverables(1)	$3,098,248	$3,175,195
(1)Amounts adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.
Reinsurance amounts, included in the Company’s Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, were as follows:

	2022	2021	2020
	(in thousands)
Premiums:
Direct(1)	$245,525	$249,162	$249,426
Ceded(1)	(211,817)	(220,413)	(227,766)
Net premiums(1)	33,708	28,749	21,660
Policy charges and fee income:
Direct(1)	370,855	395,576	407,449
Ceded(1)(2)	(313,121)	(323,414)	(333,247)
Net policy charges and fee income(1)	57,734	72,162	74,202
Net investment income:
Direct	99,164	101,279	83,800
Ceded	(772)	(788)	(805)
Net investment income	98,392	100,491	82,995
Asset administration fees:
Direct	38,061	44,882	39,773
Ceded	(29,581)	(36,007)	(33,029)
Net asset administration fees	8,480	8,875	6,744
Realized investment gains (losses), net:
Direct(1)	12,855	465	(324,737)
Ceded(1)	980	50	326,608
Realized investment gains (losses), net(1)	13,835	515	1,871
Change in value of market risk benefits, net of related hedging gain (loss):
Direct(1)	256,613	448,327	0
Ceded(1)	(398,659)	(408,657)	0
Net change in value of market risk benefits, net of related hedging gain (loss)(1)	(142,046)	39,670	0
Policyholders’ benefits (including change in reserves):
Direct(1)	472,033	391,308	470,557
Ceded(1)(3)	(443,844)	(350,529)	(428,670)
Net policyholders’ benefits (including change in reserves)(1)	28,189	40,779	41,887
Change in estimates of liability for future policy benefits:
Direct(1)	208,188	14,590	0
Ceded(1)	(191,557)	(11,771)	0
Net change in estimates of liability for future policy benefits(1)	16,631	2,819	0
Interest credited to policyholders’ account balances:
Direct(1)	82,469	73,809	75,609
Ceded(1)	(34,891)	(30,805)	(31,513)
Net interest credited to policyholders’ account balances	47,578	43,004	44,096
Reinsurance expense allowances and general and administrative expenses, net of capitalization and amortization(1)	$(128,013)	$(135,863)	$(176,420)
(1)Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.
(2)Includes $(5) million of unaffiliated activity for each of the years ended December 31, 2022 and 2021, and $(4) million for 2020.
(3)Includes $2 million, $(2) million and $(1) million of unaffiliated activity for the years ended December 31, 2022, 2021 and 2020, respectively.
The gross and net amounts of life insurance face amount in force as of December 31, were as follows:

	2022	2021	2020
	(in thousands)
Direct gross life insurance face amount in force	$154,382,891	$156,103,597	$154,173,267
Reinsurance ceded	(140,370,532)	(140,856,353)	(139,478,523)
Net life insurance face amount in force	$14,012,359	$15,247,244	$14,694,744
Information regarding significant affiliated reinsurance agreements is described below.
Prudential Insurance
The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured. Effective July 1, 2017, this agreement was terminated for certain new business, primarily Universal Life business, and such business was reinsured to Pruco Life under a yearly renewable term reinsurance agreement. As of January 1, 2020, the remaining portions of new business (specifically Term policies) ceased being reinsured by the Company to Prudential Insurance, and a separate yearly renewable term reinsurance agreement was established with Pruco Life for Term policies. Effective April 1, 2016, the Company entered into a reinsurance agreement with Prudential Insurance to reinsure its variable annuity base contracts, along with the living benefit guarantees. As of December 31, 2020, the Company discontinued the sales of traditional variable annuities with guaranteed living benefit riders. This discontinuation has no impact on the reinsurance agreement between Prudential Insurance and the Company.
PAR U
Effective July 1, 2012, the Company reinsures an amount equal to 95% of all risks associated with Universal Protector policies having no-lapse guarantees as well as certain of its universal policies, with effective dates through December 31, 2019, excluding those policies that are subject to principle-based reserving.
PARCC
The Company reinsures 90% of the risks under its term life insurance policies, with effective dates prior to January 1, 2010 through an automatic coinsurance agreement with PARCC.
PAR Term
The Company reinsures 95% of the risks under its term life insurance policies, with effective dates January 1, 2010 through December 31, 2013, through an automatic coinsurance agreement with PAR Term.
Term Re
The Company reinsures 95% of the risks under its term life insurance policies, with effective dates on or after January 1, 2014 through December 31, 2017, through an automatic coinsurance agreement with Term Re.
Pruco Life
Effective July 1, 2017, the Company entered into a yearly renewable term reinsurance agreement with Pruco Life for new business, primarily covering Universal Life policies. Effective January 1, 2020, the Company entered in a similar yearly renewable term reinsurance agreement with Pruco Life for new business relating to Term policies. Under these agreements the majority of all mortality risk is ceded to Pruco Life. The Company also reinsures certain Corporate Owned Life Insurance (“COLI”) policies with Pruco Life. Through March 31, 2016, the Company reinsured Prudential Defined Income ("PDI") living benefit guarantees with Pruco Life. Effective April 1, 2016, the Company recaptured PDI living benefit guarantees from Pruco Life and reinsured them, together with the related variable annuity base contracts, with Prudential Insurance.
DART
Effective January 1, 2018, the Company entered into an automatic coinsurance agreement with DART to reinsure an amount equal to 95% of the risks associated with its term life insurance policies with effective dates on or after January 1, 2018 through December 31, 2019, excluding those policies that are subject to principle-based reserving.